Material Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Material accounting policies [Abstract]
Schedule of Consolidated Financial Statements

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as of June 30, 2026 and 2025 and for the year ended June 30, 2026, 2025 and 2024. The table below shows the Company’s direct and indirect interest percentage in Group companies.

		Ownership %
		2026	2025	2024
Imobiliária Jaborandi Ltda.	Brazil	100	100	99.99
Imobiliária Cremaq Ltda.	Brazil	100	100	99.99
Imobiliária Araucária Ltda.	Brazil	100	100	99.99
Imobiliária Mogno Ltda.	Brazil	100	100	99.99
Imobiliária Cajueiro Ltda.	Brazil	100	100	99.99
Imobiliária Ceibo Ltda.	Brazil	100	100	99.99
Imobiliária Flamboyant Ltda.	Brazil	100	100	99.99
Palmeiras S.A.	Paraguay	100	100	99.99
Agropecuaria Morotí S.A. (b)	Paraguay	-	100	99.99
Agrifirma Agro Ltda.	Brazil	100	100	99.99
Agrifirma Bahia Agropecuária Ltda.(a)	Brazil	100	100	99.99
Companhia Agrícola Novo Horizonte (a)	Brazil	100	100
Agropecuaria Acres Del Sud S.A.	Bolivia	100	100	100
Ombú Agropecuaria S.A.	Bolivia	100	100	100
Yuchán Agropecuaria S.A	Bolivia	100	100	100
Yatay Agropecuaria S.A. (c)	Bolivia	-	100	100

(a)	Subsidiaries of Agrifirma – indirect control.

(b)	Agropecuaria Morotí S.A. was merged into the subsidiary Palmeiras S.A., which assumed its assets and liabilities effective April 17, 2026.

(c)	Yatay Agropecuaria S.A. was merged into the subsidiary Yuchán Agropecuaria S.A., which assumed its assets and liabilities effective June 1, 2026.

Schedule of Annual Depreciation Rates	The annual depreciation rates are as below:

Annual depreciation rates %

	2026	2025
Buildings and improvements	3	3
Equipment and facilities	7	7
Vehicles and agricultural machinery	7	7
Furniture and fixtures	10	10
Opening of areas	5	5
Stubble crops	5	5